UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-06071

Deutsche Institutional Funds

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2017

ITEM 1.	REPORT TO STOCKHOLDERS

June 30, 2017

Semiannual Report

to Shareholders

Deutsche U.S. Bond Index Fund

Contents

3	Letter to Shareholders
4	Performance Summary
7	Portfolio Manager
7	Portfolio Summary
9	Investment Portfolio
27	Statement of Assets and Liabilities
29	Statement of Operations
30	Statements of Changes in Net Assets
31	Financial Highlights

34	Notes to Financial Statements
42	Information About Your Fund’s Expenses
44	Advisory Agreement Board Considerations and Fee Evaluation
49	Account Management Resources
51	Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Various factors, including costs, cash flows and security selection, may cause the fund’s performance to differ from that of the index. The fund may lend securities to approved institutions. See the prospectus for details.

Deutsche Asset Management represents the asset management activities conducted by Deutsche Bank AG or any of its subsidiaries.

NOT FDIC/NCUA INSURED     NO BANK GUARANTEE     MAY LOSE VALUE NOT A DEPOSIT     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	Deutsche U.S. Bond Index Fund

Letter to Shareholders

Dear Shareholder:

With the economy in its third-longest expansion on record, signals such as overheating or inflation pressures — traditional signals for the potential of a sharp slowdown or recession — are still notably absent. Our economists tell us that financial conditions remain generally supportive, and households and businesses overall are in good financial condition.

However, a shift into higher gear appears unlikely. While fiscal stimulus and tax/regulatory reform may come to pass, the scope is likely to be somewhat less than originally anticipated and unlikely to impact growth before 2018.

Against this backdrop, the financial markets remain generally upbeat, encouraged by a more positive global cycle with fewer downside risks. Even a shift in monetary policy, with some central banks raising short-term interest rates and others expected to do so before long, has been taken in stride. People seem to view the policy change as a healthy response to an improved outlook.

Of course, there are any number of potential risks that can alter this benevolent outlook and positive market sentiment. Our CIO Office and investment specialists continually monitor the issues and events that influence the markets in order to identify emerging risks as well as opportunities. Their views are updated regularly and available on our Web site — deutschefunds.com.

Thank you for your continued investment. We appreciate the opportunity to help you address your investment needs.

Best regards,

Brian Binder President, Deutsche Funds

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

Deutsche U.S. Bond Index Fund	3

Performance Summary	June 30, 2017 (Unaudited)

Class A	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 6/30/17
Unadjusted for Sales Charge	2.23%	–0.62%	1.78%	3.96%
Adjusted for the Maximum Sales Charge (max 2.75% load)	–0.58%	–3.35%	1.22%	3.67%
Bloomberg Barclays U.S. Aggregate Bond Index†	2.27%	–0.31%	2.21%	4.48%

Class S	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 6/30/17
No Sales Charges	2.20%	–0.56%	1.94%	4.16%
Bloomberg Barclays U.S. Aggregate Bond Index†	2.27%	–0.31%	2.21%	4.48%

Institutional Class	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 6/30/17
No Sales Charges	2.36%	–0.36%	2.06%	4.32%
Bloomberg Barclays U.S. Aggregate Bond Index†	2.27%	–0.31%	2.21%	4.48%

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit deutschefunds.com for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated March 31, 2017 are 0.91%, 0.70% and 0.63% for Class A, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Returns shown for Class A and Class S shares prior to their inception on February 17, 2009 are derived from the historical performance of Institutional Class shares of Deutsche U.S. Bond Index Fund during such periods have been adjusted to reflect the higher total annual operating expenses of each specific class. Any difference in expenses will affect performance.

4	Deutsche U.S. Bond Index Fund

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

The Fund’s growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 2.75%. This results in a net initial investment of $9,725.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

†	The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index representing domestic taxable investment-grade bonds, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities with an average maturity of one year or more.

‡	Total returns shown for periods less than one year are not annualized.

Deutsche U.S. Bond Index Fund	5

	Class A	Class S	Institutional Class
Net Asset Value
6/30/17	$9.52	$9.52	$9.52
12/31/16	$9.43	$9.44	$9.43
Distribution Information as of 6/30/17
Income Dividends, Six Months	$.12	$.13	$.13
June Income Dividend	$.0199	$.0211	$.0218
SEC 30-day Yield‡‡	2.10%	2.31%	2.41%
Current Annualized Distribution Rate‡‡	2.51%	2.66%	2.75%

‡‡	The SEC yield is net investment income per share earned over the month ended June 30, 2017, shown as an annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. The SEC yield would have been 1.52%, 1.80% and 1.86% for Class A, Class S and Institutional Class shares, respectively, had certain expenses not been reduced. Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on June 30, 2017. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The current annualized distribution rate would have been 1.93%, 2.15% and 2.20% for Class A, Class S and Institutional Class shares, respectively, had certain expenses not been reduced. Yields and distribution rates are historical, not guaranteed and will fluctuate.

6	Deutsche U.S. Bond Index Fund

Portfolio Manager

Louis R. D’Arienzo. Vice President of Northern Trust Investments, Inc.

Portfolio Manager of the fund. Began managing the fund in 1997.

–	Joined Northern Trust Investments, Inc. in 2003 and is responsible for the management of various fixed income index portfolios. Prior thereto, he was a trader and portfolio manager with Deutsche Bank.

Portfolio Summary	(Unaudited)

Asset Allocation (As a % of Net Assets)	6/30/17	12/31/16
Government & Agency Obligations	36%	42%
Mortgage-Backed Securities Pass-Throughs	28%	27%
Corporate Bonds	27%	26%
Cash Equivalents	6%	1%
Commercial Mortgage-Backed Securities	2%	2%
Municipal Bonds and Notes	1%	1%
Asset-Backed	0%	1%
	100%	100%

Quality (As a % of Investment Portfolio excluding Cash Equivalents)	6/30/17	12/31/16
AAA	68%	71%
AA	5%	5%
A	13%	12%
BBB	14%	12%
	100%	100%

The quality ratings represent the higher of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or Standard & Poor’s Corporation (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Deutsche U.S. Bond Index Fund	7

Interest Rate Sensitivity	6/30/17	12/31/16
Effective Maturity	8.1 years	8.0 years
Effective Duration	5.8 years	5.9 years

Effective maturity is the weighted average of the maturity date of bonds held by the fund taking into consideration any maturity shortening features.

Effective duration is an approximate measure of the fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

Portfolio holdings and characteristics are subject to change.

For more complete details about the fund’s investment portfolio, see page 9. A quarterly Fact Sheet is available on deutschefunds.com or upon request. Please see the Account Management Resources section on page 49 for contact information.

8	Deutsche U.S. Bond Index Fund

Investment Portfolio	as of June 30, 2017 (Unaudited)

	Principal Amount ($)	Value ($)
Corporate Bonds 27.9%
Consumer Discretionary 2.6%
21st Century Fox America, Inc.:
3.7%, 9/15/2024	30,000	31,362
6.15%, 3/1/2037	20,000	24,987
6.65%, 11/15/2037	40,000	52,770
Carnival Corp., 3.95%, 10/15/2020	25,000	26,464
CBS Corp., 3.7%, 8/15/2024	100,000	102,614
Comcast Corp.:
3.3%, 2/1/2027	15,000	15,184
6.4%, 5/15/2038	80,000	106,393
CVS Health Corp., 2.8%, 7/20/2020	25,000	25,452
Ford Motor Co., 4.75%, 1/15/2043	25,000	24,132
Ford Motor Credit Co., LLC, 4.25%, 9/20/2022	250,000	262,632
General Motors Co.:
3.5%, 10/2/2018	100,000	101,756
4.0%, 4/1/2025	50,000	50,187
General Motors Financial Co., Inc., 3.1%, 1/15/2019	50,000	50,683
Harley-Davidson, Inc., 4.625%, 7/28/2045	25,000	26,339
Historic TW, Inc., 6.625%, 5/15/2029	4,000	5,023
Home Depot, Inc.:
4.2%, 4/1/2043	50,000	53,019
5.4%, 9/15/2040	25,000	30,958
Hyatt Hotels Corp., 3.375%, 7/15/2023	25,000	25,434
Macy’s Retail Holdings, Inc., 6.9%, 1/15/2032	50,000	51,879
McDonald’s Corp., Series I, 6.3%, 10/15/2037	60,000	78,085
NBCUniversal Media LLC, 2.875%, 1/15/2023	25,000	25,389
Newell Brands, Inc., 3.15%, 4/1/2021	100,000	102,323
Omnicom Group, Inc., 6.25%, 7/15/2019	80,000	86,652
Target Corp., 7.0%, 1/15/2038	75,000	105,837
TCI Communications, Inc., 7.125%, 2/15/2028	80,000	105,730
The Board of Trustees of the Leland Stanford Junior University, 4.75%, 5/1/2019	80,000	84,516
Time Warner Cable LLC:
6.75%, 6/15/2039	75,000	91,800
8.75%, 2/14/2019	55,000	60,495
Time Warner, Inc.:
4.875%, 3/15/2020	80,000	85,510
5.35%, 12/15/2043	30,000	33,041
6.1%, 7/15/2040	20,000	23,971
Toyota Motor Credit Corp., 1.7%, 2/19/2019	80,000	80,095

The accompanying notes are an integral part of the financial statements.

Deutsche U.S. Bond Index Fund	9

	Principal Amount ($)	Value ($)
VF Corp., 6.45%, 11/1/2037	15,000	19,973
Viacom, Inc., 6.875%, 4/30/2036	80,000	93,477
Walt Disney Co.:
3.7%, 12/1/2042	55,000	54,491
Series E, 3.75%, 6/1/2021	20,000	21,195
Wyndham Worldwide Corp., 4.25%, 3/1/2022	40,000	42,095

		2,261,943

Consumer Staples 1.7%
Altria Group, Inc.:
9.25%, 8/6/2019	23,000	26,403
10.2%, 2/6/2039	53,000	91,202
Anheuser-Busch InBev Finance, Inc., 4.7%, 2/1/2036	200,000	220,129
Anheuser-Busch InBev Worldwide, Inc.:
3.75%, 7/15/2042	50,000	48,393
5.375%, 1/15/2020	100,000	108,278
Archer-Daniels-Midland Co., 4.016%, 4/16/2043	35,000	36,336
Brown-Forman Corp., 3.75%, 1/15/2043	25,000	24,136
Bunge Ltd. Finance Corp., 8.5%, 6/15/2019	25,000	27,961
Colgate-Palmolive Co., 2.1%, 5/1/2023	50,000	49,170
Conagra Brands, Inc., 7.125%, 10/1/2026	19,000	23,815
Dr. Pepper Snapple Group, Inc., 2.0%, 1/15/2020	25,000	24,907
Estee Lauder Companies, Inc., 6.0%, 5/15/2037	15,000	19,040
Kellogg Co., 4.5%, 4/1/2046	25,000	25,708
Kimberly-Clark Corp., 6.625%, 8/1/2037	40,000	55,800
Kraft Heinz Foods Co.:
4.375%, 6/1/2046	25,000	24,483
5.0%, 6/4/2042	50,000	52,784
Kroger Co.:
2.65%, 10/15/2026	50,000	46,112
8.0%, 9/15/2029	40,000	53,909
Molson Coors Brewing Co., 5.0%, 5/1/2042	25,000	27,600
Pepsi-Cola Metropolitan Bottling Co., Inc., Series B, 7.0%, 3/1/2029	25,000	33,972
PepsiCo, Inc.:
1.7%, 10/6/2021	10,000	9,789
4.25%, 10/22/2044	25,000	26,387
4.5%, 1/15/2020	85,000	90,379
Philip Morris International, Inc., 6.375%, 5/16/2038	20,000	26,379
Sysco Corp., 2.6%, 10/1/2020	50,000	50,619
Tyson Foods, Inc., 5.15%, 8/15/2044	25,000	28,213
Wal-Mart Stores, Inc.:
4.75%, 10/2/2043	50,000	58,778
5.25%, 9/1/2035	50,000	60,983
5.875%, 4/5/2027	40,000	49,434

The accompanying notes are an integral part of the financial statements.

10	Deutsche U.S. Bond Index Fund

	Principal Amount ($)	Value ($)
Walgreen Co., 5.25%, 1/15/2019	31,000	32,464

		1,453,563

Energy 2.9%
Anadarko Petroleum Corp., 7.95%, 6/15/2039	10,000	12,588
Apache Corp.:
5.25%, 2/1/2042	35,000	36,687
6.0%, 1/15/2037	20,000	23,140
Baker Hughes, Inc., 3.2%, 8/15/2021	25,000	25,712
BP Capital Markets PLC:
3.216%, 11/28/2023	50,000	50,778
3.535%, 11/4/2024	35,000	35,930
3.588%, 4/14/2027	35,000	35,513
3.994%, 9/26/2023	55,000	58,368
4.75%, 3/10/2019	25,000	26,224
Buckeye Partners LP:
4.35%, 10/15/2024	15,000	15,450
4.875%, 2/1/2021	25,000	26,466
Burlington Resources Finance Co.:
7.2%, 8/15/2031	30,000	39,609
7.4%, 12/1/2031	15,000	20,281
Canadian Natural Resources Ltd.:
3.45%, 11/15/2021	25,000	25,671
3.9%, 2/1/2025	25,000	25,154
6.45%, 6/30/2033	20,000	23,114
Chevron Corp.:
2.193%, 11/15/2019	20,000	20,197
2.355%, 12/5/2022	40,000	39,815
2.498%, 3/3/2022	45,000	45,421
ConocoPhillips Co., 4.95%, 3/15/2026	25,000	27,843
Devon Energy Corp.:
3.25%, 5/15/2022	15,000	14,908
7.95%, 4/15/2032	10,000	13,039
Devon Financing Co., LLC, 7.875%, 9/30/2031	30,000	38,930
Energy Transfer LP:
4.05%, 3/15/2025	55,000	55,221
6.625%, 10/15/2036	20,000	22,367
Enterprise Products Operating LLC:
3.9%, 2/15/2024	95,000	98,812
Series D, 6.875%, 3/1/2033	20,000	25,347
EOG Resources, Inc.:
4.1%, 2/1/2021	25,000	26,222
5.625%, 6/1/2019	100,000	106,645
Exxon Mobil Corp., 3.043%, 3/1/2026	125,000	126,070

The accompanying notes are an integral part of the financial statements.

Deutsche U.S. Bond Index Fund	11

	Principal Amount ($)	Value ($)
Halliburton Co., 7.45%, 9/15/2039	60,000	81,562
Hess Corp., 7.125%, 3/15/2033	21,000	23,723
Kinder Morgan Energy Partners LP:
6.55%, 9/15/2040	1,000	1,144
7.3%, 8/15/2033	40,000	48,146
Kinder Morgan, Inc., 7.75%, 1/15/2032	10,000	12,574
Marathon Petroleum Corp., 6.5%, 3/1/2041	60,000	69,293
Nexen Energy ULC, 7.875%, 3/15/2032	40,000	55,844
Petroleos Mexicanos:
3.5%, 7/23/2020	100,000	101,050
5.5%, 1/21/2021	40,000	41,960
Plains All American Pipeline LP:
4.5%, 12/15/2026	40,000	40,454
4.65%, 10/15/2025	35,000	35,875
Shell International Finance BV:
2.25%, 1/6/2023	25,000	24,540
2.375%, 8/21/2022	15,000	14,913
2.875%, 5/10/2026	35,000	34,537
6.375%, 12/15/2038	50,000	66,529
Southern Union Co., 8.25%, 11/15/2029	40,000	49,796
Statoil ASA, 5.25%, 4/15/2019	165,000	174,697
Suncor Energy, Inc., 5.95%, 12/1/2034	40,000	48,188
Tosco Corp., 8.125%, 2/15/2030	70,000	97,351
Total Capital International SA, 2.75%, 6/19/2021	100,000	101,967
TransCanada PipeLines Ltd.:
3.392%*, 5/15/2067	20,000	19,000
5.85%, 3/15/2036	30,000	36,919
6.2%, 10/15/2037	40,000	50,971
6.5%, 8/15/2018	25,000	26,260
Valero Energy Corp., 9.375%, 3/15/2019	65,000	72,739
Williams Partners LP, 4.875%, 3/15/2024	60,000	62,875

		2,534,429

Financials 7.6%
Allstate Corp., 5.35%, 6/1/2033	41,000	48,307
American Express Co., 2.65%, 12/2/2022	108,000	108,124
American International Group, Inc.:
3.75%, 7/10/2025	10,000	10,186
3.9%, 4/1/2026	50,000	51,151
Ameriprise Financial, Inc., 5.3%, 3/15/2020	125,000	135,165
AXA SA, 8.6%, 12/15/2030	40,000	56,400
Bank of America Corp.:
2.625%, 10/19/2020	100,000	101,008
4.125%, 1/22/2024	50,000	52,763

The accompanying notes are an integral part of the financial statements.

12	Deutsche U.S. Bond Index Fund

	Principal Amount ($)	Value ($)
Series L, 4.75%, 4/21/2045	50,000	53,697
6.5%, 7/15/2018	40,000	41,828
Series L, 7.625%, 6/1/2019	100,000	110,267
Bank of America NA, 6.0%, 10/15/2036	100,000	126,235
Bank of New York Mellon Corp.:
2.2%, 3/4/2019	75,000	75,511
5.45%, 5/15/2019	35,000	37,289
Bank of Nova Scotia, 1.875%, 4/26/2021	13,000	12,874
Bank One Corp., 7.625%, 10/15/2026	40,000	51,454
Barclays PLC, 3.25%, 1/12/2021	200,000	203,394
Berkshire Hathaway Finance Corp., 5.75%, 1/15/2040	50,000	64,025
Berkshire Hathaway, Inc., 3.125%, 3/15/2026	100,000	101,125
Capital One Financial Corp.:
3.2%, 2/5/2025	100,000	97,886
4.75%, 7/15/2021	25,000	26,973
Charles Schwab Corp., 3.225%, 9/1/2022	25,000	25,754
Chubb Corp., Series 1, 6.5%, 5/15/2038	20,000	27,731
Citigroup, Inc.:
2.7%, 3/30/2021	150,000	150,995
4.6%, 3/9/2026	50,000	52,467
6.625%, 6/15/2032	60,000	75,011
8.125%, 7/15/2039	40,000	61,413
8.5%, 5/22/2019	80,000	89,346
Cooperatieve Rabobank UA, 3.875%, 2/8/2022	155,000	164,437
Credit Suisse AG New York, 5.3%, 8/13/2019	150,000	160,216
Fifth Third Bancorp., 8.25%, 3/1/2038	40,000	59,651
GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035	200,000	217,678
Hartford Financial Services Group, Inc., 5.95%, 10/15/2036	20,000	24,678
HSBC Bank U.S.A. NA, 7.0%, 1/15/2039	50,000	69,964
HSBC Holdings PLC:
2.95%, 5/25/2021	200,000	202,543
5.1%, 4/5/2021	105,000	114,156
Jefferies Group LLC, 8.5%, 7/15/2019	20,000	22,386
JPMorgan Chase & Co.:
3.9%, 7/15/2025	100,000	104,287
4.625%, 5/10/2021	125,000	134,752
4.95%, 6/1/2045	50,000	55,778
6.3%, 4/23/2019	80,000	86,102
KeyCorp, 2.9%, 9/15/2020	50,000	50,865
Lincoln National Corp., 8.75%, 7/1/2019	40,000	44,972
MetLife, Inc.:
3.048%, 12/15/2022	75,000	76,411
Series D, 4.368%, 9/15/2023	65,000	71,160

The accompanying notes are an integral part of the financial statements.

Deutsche U.S. Bond Index Fund	13

	Principal Amount ($)	Value ($)
4.721%, 12/15/2044	50,000	55,730
6.4%, 12/15/2066	20,000	23,100
Morgan Stanley:
2.5%, 4/21/2021	100,000	99,923
Series F, 5.625%, 9/23/2019	150,000	161,147
6.375%, 7/24/2042	80,000	106,344
7.3%, 5/13/2019	125,000	136,658
Nasdaq, Inc., 3.85%, 6/30/2026	25,000	25,366
National Australia Bank Ltd., 2.0%, 1/14/2019	250,000	250,501
National Rural Utilities Cooperative Finance Corp., Series C, 8.0%, 3/1/2032	25,000	36,632
PNC Bank NA, 2.15%, 4/29/2021	250,000	248,466
PNC Financial Services Group, Inc., 6.7%, 6/10/2019	80,000	86,982
Protective Life Corp., 8.45%, 10/15/2039	40,000	59,322
Prudential Financial, Inc.:
Series B, 5.75%, 7/15/2033	20,000	24,160
Series D, 6.625%, 12/1/2037	40,000	53,364
Royal Bank of Canada:
2.0%, 10/1/2018	40,000	40,159
2.15%, 3/6/2020	100,000	100,270
2.2%, 9/23/2019	70,000	70,260
2.3%, 3/22/2021	25,000	25,079
State Street Corp., 2.65%, 5/19/2026	25,000	24,230
The Goldman Sachs Group, Inc.:
3.75%, 5/22/2025	50,000	51,200
4.75%, 10/21/2045	50,000	55,323
6.125%, 2/15/2033	40,000	50,008
6.75%, 10/1/2037	100,000	129,804
The Travelers Companies, Inc., 6.25%, 6/15/2037	50,000	66,656
Toronto-dominion Bank, 2.125%, 4/7/2021	100,000	99,579
U.S. Bancorp., 2.95%, 7/15/2022	165,000	167,833
Visa, Inc., 4.3%, 12/14/2045	100,000	109,677
Wells Fargo & Co.:
3.0%, 4/22/2026	50,000	48,833
3.5%, 3/8/2022	100,000	103,886
3.55%, 9/29/2025	100,000	101,670
4.9%, 11/17/2045	50,000	54,519
5.375%, 2/7/2035	75,000	89,269
Westpac Banking Corp., 4.875%, 11/19/2019	165,000	175,708

		6,640,073

Health Care 3.0%
AbbVie, Inc.:
2.9%, 11/6/2022	20,000	20,188

The accompanying notes are an integral part of the financial statements.

14	Deutsche U.S. Bond Index Fund

	Principal Amount ($)	Value ($)
4.4%, 11/6/2042	41,000	42,002
4.7%, 5/14/2045	25,000	26,566
Actavis, Inc., 3.25%, 10/1/2022	80,000	81,737
Aetna, Inc., 6.625%, 6/15/2036	41,000	55,316
Allergan Funding SCS:
3.0%, 3/12/2020	100,000	102,122
3.8%, 3/15/2025	100,000	103,435
Amgen, Inc., 5.75%, 3/15/2040	70,000	83,472
Anthem, Inc., 5.85%, 1/15/2036	50,000	60,175
AstraZeneca PLC, 2.375%, 11/16/2020	50,000	50,287
Becton Dickinson & Co.:
3.125%, 11/8/2021	75,000	76,394
3.25%, 11/12/2020	80,000	81,911
Boston Scientific Corp., 6.0%, 1/15/2020	80,000	87,069
Cardinal Health, Inc.:
3.2%, 6/15/2022	80,000	81,119
4.625%, 12/15/2020	75,000	80,561
Celgene Corp., 4.625%, 5/15/2044	50,000	52,528
Gilead Sciences, Inc.:
4.6%, 9/1/2035	25,000	26,805
4.75%, 3/1/2046	50,000	54,890
GlaxoSmithKline Capital, Inc., 6.375%, 5/15/2038	55,000	75,513
Johnson & Johnson, 4.85%, 5/15/2041	80,000	96,429
Laboratory Corp. of America Holdings, 3.75%, 8/23/2022	40,000	41,568
Mead Johnson Nutrition Co.:
4.9%, 11/1/2019	20,000	21,224
5.9%, 11/1/2039	20,000	24,921
Medtronic, Inc., 6.5%, 3/15/2039	20,000	26,474
Memorial Sloan-Kettering Cancer Center, Series 2015, 4.2%, 7/1/2055	25,000	25,777
Merck & Co., Inc., 6.5%, 12/1/2033	20,000	26,746
Merck Sharp & Dohme Corp.:
5.0%, 6/30/2019	100,000	106,250
5.85%, 6/30/2039	20,000	26,109
Mylan NV, 3.15%, 6/15/2021	100,000	101,734
Novartis Securities Investment Ltd., 5.125%, 2/10/2019	125,000	131,612
Pfizer, Inc., 4.4%, 5/15/2044	25,000	27,451
Pharmacia LLC, 6.6%, 12/1/2028	75,000	98,284
Quest Diagnostics, Inc., 4.75%, 1/30/2020	75,000	79,852
Stryker Corp., 4.625%, 3/15/2046	50,000	54,624
Teva Pharmaceutical Finance Netherlands III BV, 2.2%, 7/21/2021	100,000	98,166
Thermo Fisher Scientific, Inc., 3.15%, 1/15/2023	115,000	116,997
UnitedHealth Group, Inc., 2.75%, 2/15/2023	230,000	231,717

The accompanying notes are an integral part of the financial statements.

Deutsche U.S. Bond Index Fund	15

	Principal Amount ($)	Value ($)
Wyeth LLC, 5.95%, 4/1/2037	40,000	51,709

		2,629,734

Industrials 2.5%
3M Co., 5.7%, 3/15/2037	20,000	25,563
Boeing Co.:
6.625%, 2/15/2038	40,000	55,708
7.95%, 8/15/2024	50,000	65,875
Burlington Northern Santa Fe LLC:
3.75%, 4/1/2024	20,000	21,198
6.2%, 8/15/2036	95,000	124,711
Canadian National Railway Co.:
6.2%, 6/1/2036	10,000	13,148
6.25%, 8/1/2034	10,000	13,195
6.375%, 11/15/2037	20,000	27,110
Caterpillar, Inc., 3.803%, 8/15/2042	50,000	50,196
CSX Corp.:
6.0%, 10/1/2036	80,000	100,892
6.15%, 5/1/2037	40,000	51,418
Deere & Co., 8.1%, 5/15/2030	40,000	57,956
Emerson Electric Co., 5.25%, 10/15/2018	40,000	41,765
Fluor Corp., 3.5%, 12/15/2024	25,000	25,933
GATX Corp., 2.6%, 3/30/2020	25,000	25,259
General Dynamics Corp., 2.25%, 11/15/2022	25,000	24,865
General Electric Co.:
3.1%, 1/9/2023	100,000	103,703
4.125%, 10/9/2042	40,000	42,096
Series A, 6.15%, 8/7/2037	105,000	138,263
Harris Corp., 4.4%, 12/15/2020	50,000	53,073
Honeywell International, Inc.:
2.5%, 11/1/2026	50,000	47,996
3.35%, 12/1/2023	20,000	20,805
Illinois Tool Works, Inc., 6.25%, 4/1/2019	100,000	107,645
Ingersoll-Rand Global Holding Co., Ltd., 6.875%, 8/15/2018	50,000	52,767
John Deere Capital Corp., 2.55%, 1/8/2021	50,000	50,692
Johnson Controls International PLC, 5.0%, 3/30/2020	75,000	80,108
Koninklijke Philips NV, 6.875%, 3/11/2038	50,000	66,689
Lockheed Martin Corp.:
2.5%, 11/23/2020	75,000	76,030
4.07%, 12/15/2042	85,000	86,881
Raytheon Co., 4.4%, 2/15/2020	80,000	85,067
Republic Services, Inc., 5.0%, 3/1/2020	80,000	85,921
Rockwell Automation, Inc., 6.25%, 12/1/2037	40,000	52,062
Union Pacific Corp., 3.646%, 2/15/2024	33,000	34,897

The accompanying notes are an integral part of the financial statements.

16	Deutsche U.S. Bond Index Fund

	Principal Amount ($)	Value ($)
United Parcel Service of America, Inc., 8.375%, 4/1/2020	40,000	46,700
United Technologies Corp., 6.125%, 7/15/2038	50,000	65,493
Waste Management Holdings, Inc., 7.1%, 8/1/2026	80,000	103,746
Western Union Co., 6.2%, 6/21/2040	20,000	21,019

		2,146,445

Information Technology 2.2%
Amazon.com, Inc., 3.8%, 12/5/2024	50,000	53,269
Apple, Inc.:
3.25%, 2/23/2026	200,000	203,581
3.45%, 5/6/2024	190,000	197,654
Cisco Systems, Inc., 5.9%, 2/15/2039	75,000	97,522
Corning, Inc., 5.75%, 8/15/2040	20,000	23,283
Dell International LLC, 144A, 4.42%, 6/15/2021	150,000	158,133
Hewlett Packard Enterprise Co., 6.35%, 10/15/2045	50,000	52,844
Intel Corp., 4.9%, 7/29/2045	55,000	63,903
International Business Machines Corp.:
6.5%, 1/15/2028	105,000	133,246
7.625%, 10/15/2018	200,000	214,902
Microsoft Corp.:
1.55%, 8/8/2021	35,000	34,245
2.4%, 8/8/2026	100,000	96,238
3.625%, 12/15/2023	65,000	68,855
3.7%, 8/8/2046	50,000	49,477
4.2%, 6/1/2019	80,000	83,930
4.875%, 12/15/2043	40,000	46,907
Oracle Corp.:
3.4%, 7/8/2024	55,000	57,274
5.0%, 7/8/2019	20,000	21,303
5.375%, 7/15/2040	110,000	133,784
6.125%, 7/8/2039	80,000	104,700

		1,895,050

Materials 1.1%
Barrick Gold Corp., 4.1%, 5/1/2023	33,000	35,702
Dow Chemical Co., 5.25%, 11/15/2041	40,000	46,352
E.I. du Pont de Nemours & Co.:
2.8%, 2/15/2023	95,000	95,373
4.625%, 1/15/2020	50,000	53,057
EI du Pont de Nemours & Co., 5.6%, 12/15/2036	50,000	59,670
Monsanto Co.:
5.5%, 8/15/2025	20,000	22,770
Series 1, 5.5%, 7/30/2035	50,000	56,538
Newmont Mining Corp., 5.875%, 4/1/2035	15,000	17,433

The accompanying notes are an integral part of the financial statements.

Deutsche U.S. Bond Index Fund	17

	Principal Amount ($)	Value ($)
Nucor Corp., 6.4%, 12/1/2037	20,000	25,854
Potash Corp. of Saskatchewan, Inc.:
4.875%, 3/30/2020	25,000	26,506
6.5%, 5/15/2019	80,000	86,082
Praxair, Inc., 4.5%, 8/15/2019	60,000	63,271
Rio Tinto Alcan, Inc.:
5.75%, 6/1/2035	21,000	24,656
6.125%, 12/15/2033	41,000	50,467
Southern Copper Corp., 6.75%, 4/16/2040	75,000	86,384
Vale Overseas Ltd., 6.875%, 11/21/2036	55,000	58,988
WestRock MWV LLC, 7.95%, 2/15/2031	80,000	111,560

		920,663

Real Estate 0.5%
Boston Properties LP, (REIT), 5.875%, 10/15/2019	80,000	85,777
ERP Operating LP, (REIT), 4.75%, 7/15/2020	165,000	175,907
HCP, Inc.:
(REIT), 3.4%, 2/1/2025	130,000	128,011
(REIT), 4.25%, 11/15/2023	60,000	62,911
Weyerhaeuser Co., (REIT), 6.875%, 12/15/2033	25,000	31,874

		484,480

Telecommunication Services 1.6%
America Movil SAB de CV, 6.125%, 11/15/2037	30,000	36,177
AT&T, Inc.:
3.4%, 5/15/2025	135,000	132,717
4.25%, 3/1/2027	45,000	46,528
6.0%, 8/15/2040	15,000	16,937
6.3%, 1/15/2038	5,000	5,878
6.375%, 3/1/2041	45,000	52,550
6.4%, 5/15/2038	16,000	18,811
British Telecommunications PLC, 9.125%, 12/15/2030	60,000	91,229
Koninklijke (Royal) KPN NV, 8.375%, 10/1/2030	40,000	54,925
Motorola Solutions, Inc., 7.5%, 5/15/2025	40,000	47,657
Orange SA, 5.375%, 7/8/2019	125,000	133,027
Rogers Communications, Inc., 6.8%, 8/15/2018	80,000	84,392
Telefonica Emisiones SAU, 7.045%, 6/20/2036	40,000	52,547
Verizon Communications, Inc.:
2.625%, 8/15/2026	55,000	50,589
144A, 2.946%, 3/15/2022	25,000	25,174
3.0%, 11/1/2021	75,000	75,993
4.672%, 3/15/2055	145,000	135,747
144A, 4.812%, 3/15/2039	32,000	32,346
5.15%, 9/15/2023	145,000	161,064

The accompanying notes are an integral part of the financial statements.

18	Deutsche U.S. Bond Index Fund

	Principal Amount ($)	Value ($)
Vodafone Group PLC:
6.15%, 2/27/2037	40,000	48,486
6.25%, 11/30/2032	65,000	78,574

		1,381,348

Utilities 2.2%
Alabama Power Co.:
5.7%, 2/15/2033	50,000	59,471
6.125%, 5/15/2038	42,000	53,012
Berkshire Hathaway Energy Co., 6.125%, 4/1/2036	100,000	128,471
Consolidated Edison Co. of New York:
Series 06-B, 6.2%, 6/15/2036	55,000	71,118
Series 08-B, 6.75%, 4/1/2038	40,000	55,740
Dominion Energy, Inc., Series F, 5.25%, 8/1/2033	40,000	44,963
DTE Electric Co., 5.7%, 10/1/2037	40,000	50,193
Duke Energy Carolinas LLC:
3.9%, 6/15/2021	100,000	106,167
6.05%, 4/15/2038	65,000	85,137
Duke Energy Florida LLC, 3.1%, 8/15/2021	100,000	103,025
Duke Energy Florida Project Finance LLC, Series 2026, 2.538%, 9/1/2031	50,000	48,563
Entergy Louisiana LLC, 3.05%, 6/1/2031	50,000	48,279
Exelon Corp., 5.625%, 6/15/2035	20,000	23,437
Exelon Generation Co., LLC, 5.2%, 10/1/2019	105,000	111,527
Florida Power & Light Co.:
3.25%, 6/1/2024	50,000	51,717
4.95%, 6/1/2035	40,000	46,371
5.65%, 2/1/2037	39,000	49,184
KeySpan Corp., 8.0%, 11/15/2030	40,000	53,853
Nevada Power Co., Series N, 6.65%, 4/1/2036	25,000	33,714
Northern States Power Co., 6.25%, 6/1/2036	40,000	52,812
Oncor Electric Delivery Co., LLC, 7.0%, 9/1/2022	80,000	96,305
Pacific Gas & Electric Co.:
5.4%, 1/15/2040	40,000	49,362
6.05%, 3/1/2034	25,000	32,260
Puget Sound Energy, Inc.:
5.483%, 6/1/2035	20,000	23,939
5.795%, 3/15/2040	20,000	25,492
San Diego Gas & Electric Co., 5.35%, 5/15/2040	40,000	48,434
Sempra Energy, 6.0%, 10/15/2039	50,000	63,288
Southern California Edison Co.:
Series 2008-A, 5.95%, 2/1/2038	45,000	58,072
6.65%, 4/1/2029	40,000	51,366
Southern California Gas Co., Series KK, 5.75%, 11/15/2035	40,000	49,809

The accompanying notes are an integral part of the financial statements.

Deutsche U.S. Bond Index Fund	19

	Principal Amount ($)	Value ($)
Southern Co., 2.95%, 7/1/2023	25,000	24,840
Southern Co. Gas Capital Corp., 3.5%, 9/15/2021	25,000	25,814
United Utilities PLC, 5.375%, 2/1/2019	25,000	26,059
Virginia Electric & Power Co., 8.875%, 11/15/2038	40,000	67,743
Xcel Energy, Inc., 6.5%, 7/1/2036	30,000	39,460

		1,958,997
Total Corporate Bonds (Cost $22,675,823)		24,306,725

Mortgage-Backed Securities Pass-Throughs 28.4%
Federal Home Loan Mortgage Corp.:
2.5%, 3/1/2027	184,154	186,554
3.0%, with various maturities from 11/1/2026 until 1/1/2047	2,263,726	2,282,466
3.5%, with various maturities from 8/1/2027 until 3/1/2046	1,692,272	1,744,209
4.0%, with various maturities from 1/1/2020 until 8/1/2042	761,765	807,722
4.5%, with various maturities from 1/1/2020 until 9/1/2041	359,727	383,723
5.0%, with various maturities from 12/1/2017 until 6/1/2036	405,705	442,168
5.5%, with various maturities from 6/1/2020 until 1/1/2038	210,543	232,445
6.0%, with various maturities from 9/1/2021 until 2/1/2038	303,786	339,857
6.5%, with various maturities from 6/1/2034 until 8/1/2036	76,423	85,662
7.0%, with various maturities from 12/1/2024 until 12/1/2026	7,793	8,142
7.5%, with various maturities from 5/1/2024 until 6/1/2027	797	800
Federal National Mortgage Association:
2.426%*, 11/1/2045	34,685	35,396
2.5%, with various maturities from 5/1/2028 until 11/1/2036	1,028,235	1,034,809
2.587%*, 7/1/2045	76,247	77,808
3.0%, with various maturities from 1/1/2027 until 10/1/2046	2,629,876	2,650,875
3.5%, with various maturities from 12/1/2026 until 1/1/2046	3,370,981	3,476,858
3.54%*, 5/1/2041	26,867	28,143
4.0%, with various maturities from 12/1/2020 until 3/1/2042	1,628,301	1,722,207
4.5%, with various maturities from 2/1/2020 until 6/1/2042	767,283	828,130
5.0%, with various maturities from 12/1/2023 until 9/1/2041	389,104	424,024
5.5%, with various maturities from 8/1/2019 until 12/1/2038	297,876	328,422
6.0%, with various maturities from 5/1/2018 until 11/1/2037	202,296	229,062

The accompanying notes are an integral part of the financial statements.

20	Deutsche U.S. Bond Index Fund

	Principal Amount ($)	Value ($)
6.5%, with various maturities from 1/1/2018 until 1/1/2038	139,696	156,852
7.0%, with various maturities from 7/1/2029 until 6/1/2038	94,899	107,030
7.5%, with various maturities from 1/1/2024 until 4/1/2028	4,177	4,791
8.0%, with various maturities from 12/1/2021 until 11/1/2031	9,260	10,162
8.5%, 12/1/2025	222	223
Government National Mortgage Association:
3.0%, with various maturities from 9/15/2042 until 12/20/2046	1,936,046	1,959,789
3.5%, with various maturities from 10/20/2041 until 8/20/2045	1,867,754	1,937,936
4.0%, with various maturities from 11/15/2024 until 2/20/2046	1,438,600	1,517,871
4.5%, with various maturities from 5/15/2039 until 1/20/2041	621,978	672,194
5.0%, with various maturities from 10/20/2035 until 8/20/2042	422,610	465,179
5.5%, with various maturities from 9/15/2033 until 10/20/2040	146,624	163,674
6.0%, with various maturities from 2/15/2029 until 12/15/2038	181,837	206,082
6.5%, with various maturities from 8/20/2032 until 10/20/2037	126,751	145,888
7.5%, 8/15/2031	1,237	1,279
8.0%, with various maturities from 7/15/2022 until 3/15/2032	23,447	28,138
Total Mortgage-Backed Securities Pass-Throughs (Cost $24,549,547)		24,726,570

Asset-Backed 0.5%
Automobile Receivables 0.3%
Carmax Auto Owner Trust, “A3”, Series 2017-1, 1.98%, 11/15/2021	100,000	100,321
Hyundai Auto Receivables Trust, “A3”, Series 2016-B, 1.29%, 4/15/2021	125,000	123,964

		224,285

Credit Card Receivables 0.2%
Chase Issuance Trust, “A7”, Series 2012-A7, 2.16%, 9/16/2024	100,000	99,312
GE Capital Credit Card Master Note Trust, “A”, Series 2012-7, 1.76%, 9/15/2022	100,000	99,725

		199,037
Total Asset-Backed (Cost $411,093)		423,322

The accompanying notes are an integral part of the financial statements.

Deutsche U.S. Bond Index Fund	21

	Principal Amount ($)	Value ($)
Commercial Mortgage-Backed Securities 2.0%
Commercial Mortgage Trust:
“A2”, Series 2014-UBS5, 3.031%, 9/10/2047	100,000	101,408
“A5”, Series 2014-LC17, 3.917%, 10/10/2047	100,000	105,747
“A4”, Series 2013-CR9, 4.231%*, 7/10/2045	186,000	201,434
Fannie Mae-Aces:
“ASQ2”, Series 2014-M1, 2.323%, 11/25/2018	34,258	34,539
“A2”, Series 2011-M5, 2.94%, 7/25/2021	99,364	102,053
“A2”, Series 2013-M14, 3.329%, 10/25/2023	100,000	104,469
FHLMC Multifamily Structured Pass-Through Certificates:
“A1”, Series K019, 1.459%, 9/25/2021	51,616	51,249
“A1”, Series K025, 1.875%, 4/25/2022	72,980	72,902
“A2”, Series K020, 2.373%, 5/25/2022	100,000	100,798
“A2”, Series K017, 2.873%, 12/25/2021	100,000	102,969
“A2”, Series K041, 3.171%, 10/25/2024	100,000	103,887
GS Mortgage Securities Trust, “A4”, Series 2016-GS2, 3.05%, 5/10/2049	50,000	49,826
JPMBB Commercial Mortgage Securities Trust, “A4”, Series 2013-C17, 4.199%, 1/15/2047	100,000	107,667
JPMorgan Chase Commercial Mortgage Securities Trust, “A5”, Series 2015-JP1, 3.914%, 1/15/2049	100,000	106,205
UBS Commercial Mortgage Trust, “A3”, Series 2012-C1, 3.4%, 5/10/2045	171,760	178,792
UBS-Barclays Commercial Mortgage Trust, “A3”, Series 2012-C2, 3.058%, 5/10/2063	100,000	101,969
WFRBS Commercial Mortgage Trust, “A5”, Series 2014-C19, 4.101%, 3/15/2047	100,000	106,680
Total Commercial Mortgage-Backed Securities (Cost $1,729,714)		1,732,594

Government & Agency Obligations 36.8%
Other Government Related (a) 2.4%
Asian Development Bank, 1.75%, 9/11/2018	250,000	250,999
European Investment Bank:
1.125%, 8/15/2019	500,000	495,248
4.875%, 2/15/2036	65,000	82,930
Hydro-Quebec, Series HY, 8.4%, 1/15/2022	40,000	49,464
Inter-American Development Bank:
1.0%, 5/13/2019	250,000	247,340
3.875%, 9/17/2019	210,000	219,752
International Bank for Reconstruction & Development:
1.375%, 5/24/2021	250,000	244,780
4.75%, 2/15/2035	20,000	24,886

The accompanying notes are an integral part of the financial statements.

22	Deutsche U.S. Bond Index Fund

	Principal Amount ($)	Value ($)
Kreditanstalt fuer Wiederaufbau:
Zero Coupon, 4/18/2036	210,000	120,316
2.375%, 8/25/2021	165,000	167,718
Petroleos Mexicanos:
4.875%, 1/24/2022	190,000	195,740
6.625%, 6/15/2035	40,000	41,350

		2,140,523

Sovereign Bonds 2.3%
Export-Import Bank of Korea, 1.75%, 5/26/2019	200,000	198,634
Japan Bank for International Cooperation, 1.875%, 4/20/2021	200,000	196,776
Province of Ontario:
4.0%, 10/7/2019	100,000	104,859
4.4%, 4/14/2020	100,000	106,650
Province of Quebec, Series NN, 7.125%, 2/9/2024	80,000	99,895
Republic of Colombia, 4.5%, 1/28/2026	200,000	213,000
Republic of Italy, 5.375%, 6/15/2033	80,000	90,561
Republic of Panama, 5.2%, 1/30/2020	100,000	108,000
Republic of Peru, 7.35%, 7/21/2025	115,000	150,190
Republic of Philippines, 5.5%, 3/30/2026	200,000	240,256
Republic of Poland, 6.375%, 7/15/2019	165,000	179,323
State of Israel, 5.125%, 3/26/2019	100,000	105,887
United Mexican States, Series A, 6.75%, 9/27/2034	176,000	224,360

		2,018,391

U.S. Government Sponsored Agencies 2.8%
Federal Home Loan Mortgage Corp.:
2.375%, 1/13/2022	411,000	419,626
3.75%, 3/27/2019	622,000	647,092
6.25%, 7/15/2032	100,000	142,154
6.75%, 9/15/2029	3,000	4,228
Federal National Mortgage Association:
1.875%, 9/18/2018	500,000	503,122
6.25%, 5/15/2029	105,000	142,481
7.125%, 1/15/2030	41,000	59,848
7.25%, 5/15/2030	164,000	243,097
Tennessee Valley Authority, 5.25%, 9/15/2039	185,000	242,365

		2,404,013

U.S. Treasury Obligations 29.3%
U.S. Treasury Bonds:
2.25%, 8/15/2046	250,000	220,098
2.5%, 2/15/2046	400,000	372,312
2.5%, 5/15/2046	100,000	93,035
2.875%, 8/15/2045	250,000	251,397

The accompanying notes are an integral part of the financial statements.

Deutsche U.S. Bond Index Fund	23

	Principal Amount ($)	Value ($)
2.875%, 11/15/2046	400,000	402,203
3.0%, 5/15/2045	850,000	875,865
3.0%, 11/15/2045	875,000	901,216
3.0%, 2/15/2047	250,000	257,891
3.625%, 8/15/2043	250,000	287,598
3.875%, 8/15/2040	161,000	191,584
4.25%, 5/15/2039	506,000	633,864
4.5%, 8/15/2039	277,000	358,845
4.625%, 2/15/2040	154,000	203,063
6.0%, 2/15/2026	66,000	85,565
6.25%, 8/15/2023	486,000	604,823
7.25%, 8/15/2022	341,000	429,554
U.S. Treasury Notes:
1.125%, 6/30/2021	500,000	487,988
1.125%, 8/31/2021	500,000	486,895
1.25%, 1/31/2020	1,000,000	993,867
1.25%, 3/31/2021	350,000	344,203
1.5%, 2/28/2019	1,000,000	1,002,070
1.5%, 5/31/2019	1,000,000	1,002,227
1.5%, 10/31/2019	1,000,000	1,001,328
1.5%, 8/15/2026	1,000,000	935,508
1.625%, 5/15/2026	450,000	426,621
1.75%, 12/31/2020	2,500,000	2,507,130
1.75%, 3/31/2022	90,000	89,536
1.75%, 5/31/2022	1,000,000	994,141
1.875%, 1/31/2022	1,000,000	1,001,250
1.875%, 2/28/2022	500,000	500,605
1.875%, 3/31/2022	1,000,000	1,000,586
2.0%, 11/15/2021	322,000	324,717
2.0%, 2/15/2022	143,000	144,073
2.0%, 2/15/2025	400,000	394,516
2.125%, 8/15/2021	519,000	526,298
2.125%, 5/15/2025	1,000,000	993,711
2.25%, 11/15/2024	500,000	502,754
2.25%, 11/15/2025	500,000	500,117
2.625%, 11/15/2020	1,000,000	1,032,109
2.75%, 11/15/2023	500,000	520,469
2.75%, 2/15/2024	250,000	260,117
3.375%, 11/15/2019	482,000	503,596
3.625%, 2/15/2020	822,000	866,728

		25,512,073
Total Government & Agency Obligations (Cost $31,134,483)		32,075,000

The accompanying notes are an integral part of the financial statements.

24	Deutsche U.S. Bond Index Fund

	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 0.9%
California, Metropolitan Water District of Southern California, Build America Bonds, 6.947%, 7/1/2040	80,000	90,057
Georgia, Municipal Electric Authority, Build America Bonds, Plant Vogtle Units 3 & 4 Project, Series J, 6.637%, 4/1/2057	80,000	98,487
Nashville & Davidson County, TN, Metropolitan Government, Convention Center Authority Revenue, Build America Bonds, Series B, 6.731%, 7/1/2043	40,000	53,697
New York, State Dormitory Authority, State Personal Income Tax Revenue, Build America Bonds, 5.628%, 3/15/2039	20,000	24,827
New York, Build America Bonds, Series F-1, 6.646%, 12/1/2031	80,000	90,653
Ohio, State University General Receipts, Build America Bonds, 4.91%, 6/1/2040	40,000	48,270
Oregon, State General Obligation, Taxable Pension, 5.892%, 6/1/2027	20,000	24,242
Pennsylvania, State Public School Building Authority Revenue, Qualified School Construction Bond, Series A, 5.0%, 9/15/2027	80,000	87,898
San Antonio, TX, Electric & Gas Revenue, Build America Bonds, 5.985%, 2/1/2039	40,000	52,237
Texas, State Transportation Commission Revenue, Build America Bonds, Series B, 5.178%, 4/1/2030	40,000	47,399
Texas, Build America Bonds, 5.517%, 4/1/2039	40,000	52,219
Utah, Build America Bonds, Series B, 3.539%, 7/1/2025	40,000	42,212
Washington, Central Puget Sound Regional Transit Authority, Sales & Use Tax Revenue, Build American Bonds, 5.491%, 11/1/2039	40,000	50,798
Total Municipal Bonds and Notes (Cost $657,528)		762,996

	Shares	Value ($)
Cash Equivalents 5.8%
Deutsche Central Cash Management Government Fund, 1.03% (b) (Cost $5,040,993)	5,040,993	5,040,993

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $86,199,181)†	102.3	89,068,200
Other Assets and Liabilities, Net	(2.3)	(1,981,082)

Net Assets	100.0	87,087,118

The accompanying notes are an integral part of the financial statements.

Deutsche U.S. Bond Index Fund	25

*	Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of June 30, 2017.

†	The cost for federal income tax purposes was $86,202,933. At June 30, 2017, net unrealized appreciation for all securities based on tax cost was $2,865,267. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $3,560,003 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $694,736.

(a)	Government-backed debt issued by financial companies or government sponsored enterprises.

(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

REIT: Real Estate Investment Trust

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp., Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2017 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (c)
Corporate Bonds	$—	$24,306,725	$—	$24,306,725
Mortgage-Backed Securities Pass-Throughs	—	24,726,570	—	24,726,570
Asset-Backed	—	423,322	—	423,322
Commercial Mortgage-Backed Securities	—	1,732,594	—	1,732,594
Government & Agency Obligations	—	32,075,000	—	32,075,000
Municipal Bonds and Notes	—	762,996	—	762,996
Short-Term Investments	5,040,993	—	—	5,040,993
Total	$5,040,993	$84,027,207	$—	$89,068,200

There have been no transfers between fair value measurement levels during the period ended June 30, 2017.

(c)	See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

26	Deutsche U.S. Bond Index Fund

Statement of Assets and Liabilities

as of June 30, 2017 (Unaudited)

Assets
Investments:
Investments in non-affiliated securities, at value (cost $81,158,188)	$84,027,207
Investment in Deutsche Central Cash Management Government Fund (cost $5,040,993)	5,040,993
Total investments in securities, at value (cost $86,199,181)	89,068,200
Cash	10,000
Receivable for Fund shares sold	211,600
Interest receivable	565,623
Due from Advisor	6,801
Other assets	62,740
Total assets	89,924,964

Liabilities
Payable for Fund shares redeemed	2,693,788
Distributions payable	26,578
Accrued Trustees’ fees	87
Other accrued expenses and payables	117,393
Total liabilities	2,837,846
Net assets, at value	$87,087,118

Net Assets Consist of
Undistributed net investment income	2,382
Net unrealized appreciation (depreciation) on investments	2,869,019
Accumulated net realized gain (loss)	440
Paid-in capital	84,215,277
Net assets, at value	$87,087,118

The accompanying notes are an integral part of the financial statements.

Deutsche U.S. Bond Index Fund	27

Statement of Assets and Liabilities as of June 30, 2017 (Unaudited) (continued)

Net Asset Value

Class A
Net Asset Value and redemption price per share ($9,302,209 ÷ 977,445 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$9.52
Maximum offering price per share (100 ÷ 97.25 of $9.52)	$9.79
Class S
Net Asset Value offering and redemption price per share ($29,806,241 ÷ 3,129,943 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$9.52
Institutional Class
Net Asset Value offering and redemption price per share ($47,978,668 ÷ 5,040,773 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$9.52

The accompanying notes are an integral part of the financial statements.

28	Deutsche U.S. Bond Index Fund

Statement of Operations

for the six months ended June 30, 2017 (Unaudited)

Investment Income
Interest	$1,305,531
Income distributions — Deutsche Central Cash Management Government Fund	13,062
Securities lending income, net of borrower rebates	3
Total income	1,318,596
Expenses:
Management fee	66,821
Administration fee	44,547
Services to shareholders	59,921
Distribution service fee	11,664
Custodian fee	7,904
Professional fees	47,448
Reports to shareholders	17,908
Registration fees	24,604
Trustees’ fees and expenses	3,760
Pricing service fee	29,301
Other	4,786
Total expenses before expense reductions	318,664
Expense reductions	(221,615)
Total expenses after expense reductions	97,049
Net investment income	1,221,547

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	9,421
Change in net unrealized appreciation (depreciation) on investments	758,868
Net gain (loss)	768,289
Net increase (decrease) in net assets resulting from operations	$1,989,836

The accompanying notes are an integral part of the financial statements.

Deutsche U.S. Bond Index Fund	29

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016

Operations:
Net investment income	$1,221,547	$2,680,813
Net realized gain (loss)	9,421	511,280
Change in net unrealized appreciation (depreciation)	758,868	(892,676)
Net increase (decrease) in net assets resulting from operations	1,989,836	2,299,417
Distributions to shareholders from:
Net investment income:
Class A	(122,835)	(361,876)
Class S	(368,747)	(686,362)
Institutional Class	(727,583)	(1,633,733)
Net realized gains:
Class A	—	(120,878)
Class S	—	(230,227)
Institutional Class	—	(558,993)
Total distributions	(1,219,165)	(3,592,069)
Fund share transactions:
Proceeds from shares sold	28,424,553	68,793,023
Reinvestment of distributions	885,019	2,790,507
Payments for shares redeemed	(44,274,509)	(52,962,099)
Net increase (decrease) in net assets from Fund share transactions	(14,964,937)	18,621,431
Increase (decrease) in net assets	(14,194,266)	17,328,779
Net assets at beginning of period	101,281,384	83,952,605
Net assets at end of period (including undistributed net investment income of $2,382 and $0, respectively)	$87,087,118	$101,281,384

The accompanying notes are an integral part of the financial statements.

30	Deutsche U.S. Bond Index Fund

Financial Highlights

	Six Months Ended 6/30/17		Years Ended December 31,
Class A	(Unaudited)		2016	2015	2014	2013	2012

Selected Per Share Data
Net asset value, beginning of period	$9.43		$9.56	$10.02	$9.93	$10.90	$10.97
Income (loss) from investment operations:
Net investment income[a]	.12		.24	.27	.28	.27	.26
Net realized and unrealized gain (loss)	.09		(.04)	(.25)	.28	(.55)	.14
Total from investment operations	.21		.20	.02	.56	(.28)	.40
Less distributions from:
Net investment income	(.12)		(.24)	(.27)	(.28)	(.27)	(.26)
Net realized gains	—		(.09)	(.21)	(.19)	(.42)	(.21)
Total distributions	(.12)		(.33)	(.48)	(.47)	(.69)	(.47)
Net asset value, end of period	$9.52		$9.43	$9.56	$10.02	$9.93	$10.90
Total Return (%)[b,c]	2.23	**	2.04	.19	5.69	(2.59)	3.72

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	9		11	14	18	19	27
Ratio of expenses before expense reductions (%)	.99	*	.91	.85	.77	.72	.70
Ratio of expenses after expense reductions (%)	.41	*	.41	.43	.40	.53	.59
Ratio of net investment income (%)	2.55	*	2.46	2.70	2.72	2.54	2.45
Portfolio turnover rate (%)	8	**	26	27	38	53 [d]	105

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
[d]	Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.
*	Annualized
**	Not annualized

The accompanying notes are an integral part of the financial statements.

Deutsche U.S. Bond Index Fund	31

	Six Months Ended 6/30/17		Years Ended December 31,
Class S	(Unaudited)		2016	2015	2014	2013	2012

Selected Per Share Data
Net asset value, beginning of period	$9.44		$9.57	$10.03	$9.93	$10.90	$10.97
Income (loss) from investment operations:
Net investment income[a]	.13		.25	.28	.29	.29	.29
Net realized and unrealized gain (loss)	.08		(.04)	(.25)	.29	(.55)	.14
Total from investment operations	.21		.21	.03	.58	(.26)	.43
Less distributions from:
Net investment income	(.13)		(.25)	(.28)	(.29)	(.29)	(.29)
Net realized gains	—		(.09)	(.21)	(.19)	(.42)	(.21)
Total distributions	(.13)		(.34)	(.49)	(.48)	(.71)	(.50)
Net asset value, end of period	$9.52		$9.44	$9.57	$10.03	$9.93	$10.90
Total Return (%)[b]	2.20	**	2.20	.35	5.92	(2.43)	4.01

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	30		28	24	26	25	30
Ratio of expenses before expense reductions (%)	.72	*	.70	.70	.59	.53	.48
Ratio of expenses after expense reductions (%)	.26	*	.26	.28	.25	.34	.37
Ratio of net investment income (%)	2.69	*	2.61	2.86	2.87	2.73	2.66
Portfolio turnover rate (%)	8	**	26	27	38	53 [c]	105

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
[c]	Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.
*	Annualized
**	Not annualized

The accompanying notes are an integral part of the financial statements.

32	Deutsche U.S. Bond Index Fund

	Six Months Ended 6/30/17		Years Ended December 31,
Institutional Class	(Unaudited)		2016	2015	2014	2013	2012

Selected Per Share Data
Net asset value, beginning of period	$9.43		$9.56	$10.02	$9.93	$10.90	$10.97
Income (loss) from investment operations:
Net investment income[a]	.13		.26	.29	.30	.30	.31
Net realized and unrealized gain (loss)	.09		(.04)	(.25)	.28	(.55)	.14
Total from investment operations	.22		.22	.04	.58	(.25)	.45
Less distributions from:
Net investment income	(.13)		(.26)	(.29)	(.30)	(.30)	(.31)
Net realized gains	—		(.09)	(.21)	(.19)	(.42)	(.21)
Total distributions	(.13)		(.35)	(.50)	(.49)	(.72)	(.52)
Net asset value, end of period	$9.52		$9.43	$9.56	$10.02	$9.93	$10.90
Total Return (%)[b]	2.36	**	2.30	.45	5.95	(2.31)	4.17

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	48		62	46	78	119	353
Ratio of expenses before expense reductions (%)	.66	*	.63	.62	.53	.45	.37
Ratio of expenses after expense reductions (%)	.16	*	.16	.18	.15	.19	.22
Ratio of net investment income (%)	2.80	*	2.71	2.96	2.97	2.84	2.82
Portfolio turnover rate (%)	8	**	26	27	38	53 [c]	105

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
[c]	Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.
*	Annualized
**	Not annualized

The accompanying notes are an integral part of the financial statements.

Deutsche U.S. Bond Index Fund	33

Notes to Financial Statements	(Unaudited)

A. Organization and Significant Accounting Policies

Deutsche U.S. Bond Index Fund (the “Fund”) is a diversified series of the Deutsche Institutional Funds (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class S shares are not subject to initial or contingent deferred sales charges and are only available to a limited group of investors. Institutional Class shares are generally available only to qualified institutions, are not subject to initial or contingent deferred sales charges and generally have lower ongoing expenses than other classes.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as services to shareholders, distribution and service fees, and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting, subject to class-specific arrangements.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

34	Deutsche U.S. Bond Index Fund

Debt securities are valued at prices supplied by independent pricing services approved by the Fund’s Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.

Securities Lending. Brown Brothers Harriman & Co., as lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. As of period end, any securities on loan were collateralized by cash. During the six

Deutsche U.S. Bond Index Fund	35

months ended June 30, 2017, the Fund invested the cash collateral into a joint trading account in affiliated money market funds managed by Deutsche Investment Management Americas Inc. As of June 30, 2017, the Fund invested the cash collateral in Deutsche Government & Agency Securities Portfolio. Deutsche Investment Management Americas Inc. receives a management/administration fee (0.13% annualized effective rate as of June 30, 2017) on the cash collateral invested in Deutsche Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of June 30, 2017, the Fund had no securities on loan.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2016 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remains open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a

36	Deutsche U.S. Bond Index Fund

reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes.

B. Purchases and Sales of Securities

During the six months ended June 30, 2017, purchases and sales of investment securities (excluding short-term investments and U.S. Treasury obligations) aggregated $144,083 and $6,636,824, respectively. Purchases and sales of U.S. Treasury obligations aggregated $6,493,896 and $17,289,018, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund or delegates such responsibility to the Fund’s subadvisor. Northern Trust Investments, Inc. (“NTI”) serves as sub-advisor with respect to the investment and reinvestment of assets in the Fund, and is paid by the Advisor for its services.

Deutsche U.S. Bond Index Fund	37

The management fee payable under the Investment Management Agreement is equal to an annual rate (exclusive of any applicable waivers/reimbursements) of 0.15% of the Fund’s average daily net assets, computed and accrued daily and payable monthly.

For the period from January 1, 2017 through April 30, 2018, the Advisor has contractually agreed to waive all or a portion of its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:

Class A	.41%
Class S	.26%
Institutional Class	.16%

For the six months ended June 30, 2017, fees waived and/or expenses reimbursed for each class are as follows:

Class A	$28,195
Class S	62,795
Institutional Class	130,625
$221,615

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.10% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2017, the Administration Fee was $44,547, of which $7,375 is unpaid.

Service Provider Fees. Deutsche AM Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholders servicing fee it receives from the Fund. For the six months ended June 30, 2017, the amounts charged to the Fund by DSC were as follows:

Services to Shareholders	Total Aggregated	Unpaid at June 30, 2017
Class A	$5,227	$2,361
Class S	2,424	1,642
Institutional Class	7,842	5,783
	$15,493	$9,786

38	Deutsche U.S. Bond Index Fund

Distribution Service Fee. Deutsche AM Distributors, Inc. (“DDI”), an affiliate of the Advisor, provides information and administrative services for a fee (“Service Fee”) to Class A shareholders at an annual rate of up to 0.25% of average daily net assets. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended June 30, 2017, the Service Fee was as follows:

Service Fee	Total Aggregated	Unpaid at June 30, 2017	Annualized Rate
Class A	$11,664	$5,215	24%

Underwriting Agreement. DDI is the principal underwriter for the Fund. There were no underwriting commissions paid in connection with the distribution of Class A shares for the six months ended June 30, 2017. A deferred sales charge of up to 0.85% is assessed on certain redemptions of Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended June 30, 2017, the amount charged to the Fund by the Advisor included in the Statement of Operations under “Reports to shareholders” aggregated $10,191, of which $6,476 is unpaid.

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in Deutsche Central Cash Management Government Fund and Deutsche Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. Deutsche Central Cash Management Government Fund seeks to maintain a stable net asset value, and Deutsche Variable NAV Money Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. Deutsche Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that Deutsche Variable NAV Money Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in Deutsche Variable NAV Money Fund.

Deutsche U.S. Bond Index Fund	39

D. Line of Credit

The Fund and other affiliated funds (the “Participants”) share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. At June 30, 2017, the Fund had no outstanding loans.

E. Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended June 30, 2017		Year Ended December 31, 2016
	Shares	Dollars	Shares	Dollars

Shares sold
Class A	245,447	$2,323,681	979,621	$9,552,306
Class S	1,472,059	13,925,251	2,606,181	25,281,381
Institutional Class	1,287,198	12,175,621	3,519,917	33,959,336
		$28,424,553		$68,793,023

Shares issued to shareholders in reinvestment of distributions
Class A	12,343	$117,022	49,333	$477,508
Class S	37,203	353,220	94,035	909,787
Institutional Class	43,718	414,777	145,198	1,403,212
		$885,019		$2,790,507

Shares redeemed
Class A	(424,607)	$(4,000,356)	(1,356,760)	$(13,237,705)
Class S	(1,387,153)	(13,128,071)	(2,168,414)	(21,096,649)
Institutional Class	(2,871,494)	(27,146,082)	(1,915,171)	(18,627,745)
		$(44,274,509)		$(52,962,099)

Net increase (decrease)
Class A	(166,817)	$(1,559,653)	(327,806)	$(3,207,891)
Class S	122,109	1,150,400	531,802	5,094,519
Institutional Class	(1,540,578)	(14,555,684)	1,749,944	16,734,803
		$(14,964,937)		$18,621,431

40	Deutsche U.S. Bond Index Fund

F. Concentration of Ownership

From time to time, the Fund may have a concentration of several shareholder accounts, including affiliated Deutsche Funds, holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At June 30, 2017, Deutsche Multi-Asset Conservative Allocation Fund held approximately 15% of the outstanding shares of the Fund.

Deutsche U.S. Bond Index Fund	41

Information About Your Fund’s Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2017 to June 30, 2017).

The tables illustrate your Fund’s expenses in two ways:

–	Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–	Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A and S shares during the period would be higher, and account value during the period would be lower, by this amount.

42	Deutsche U.S. Bond Index Fund

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2017 (Unaudited)

Actual Fund Return	Class A	Class S	Institutional Class
Beginning Account Value 1/1/17	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 6/30/17	$1,022.30	$1,022.00	$1,023.60
Expenses Paid per $1,000*	$2.06	$1.30	$0.80

Hypothetical 5% Fund Return	Class A	Class S	Institutional Class
Beginning Account Value 1/1/17	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 6/30/17	$1,022.76	$1,023.51	$1,024.00
Expenses Paid per $1,000*	$2.06	$1.30	$0.80

*	Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class S	Institutional Class
Deutsche U.S. Bond Index Fund	.41%	.26%	.16%

For more information, please refer to the Fund’s prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Deutsche U.S. Bond Index Fund	43

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of Deutsche U.S. Bond Index Fund’s (the “Fund”) investment management agreement (the “Agreement”) with Deutsche Investment Management Americas Inc. (“DIMA”) and sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Agreement, the “Agreements”) between DIMA and Northern Trust Investments, Inc. (“NTI”) in September 2016.

In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:

–	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–	The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”). The Board also received extensive information throughout the year regarding performance of the Fund.

–	The Independent Trustees regularly meet privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

–	In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

–	Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term

44	Deutsche U.S. Bond Index Fund

relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG’s (“Deutsche Bank”) Asset Management (“Deutsche AM”) division. Deutsche AM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. Deutsche Bank has advised the Board that the U.S. asset management business continues to be a critical and integral part of Deutsche Bank, and that Deutsche Bank will continue to invest in Deutsche AM and seek to enhance Deutsche AM’s investment platform. Deutsche Bank also has confirmed its commitment to maintaining strong legal and compliance groups within the Deutsche AM division.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s and NTI’s personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DIMA and NTI provide portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. Throughout the course of the year, the Board also received information regarding DIMA’s oversight of sub-advisers, including NTI. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Focus Funds” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The

Deutsche U.S. Bond Index Fund	45

Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one-, three- and five-year periods ended December 31, 2015, the Fund’s performance (Class A shares) was in the 2nd quartile, 3rd quartile and 4th quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, sub-advisory fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (3rd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2015). With respect to the sub-advisory fee paid to NTI, the Board noted that the fee is paid by DIMA out of its fee and not directly by the Fund. The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be lower than the median (2nd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2015, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses”). The Board also reviewed data comparing each share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable Deutsche U.S. registered funds (“Deutsche Funds”) and considered differences between the Fund and the comparable Deutsche Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“Deutsche Europe funds”) managed by Deutsche AM. The Board noted that DIMA indicated that Deutsche AM does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA and NTI.

46	Deutsche U.S. Bond Index Fund

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available. The Board did not consider the profitability of NTI with respect to the Fund. The Board noted that DIMA pays NTI’s fee out of its management fee, and its understanding that the Fund’s sub-advisory fee schedule was the product of an arm’s length negotiation with DIMA.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. In this regard, the Board observed that while the Fund’s current investment management fee schedule does not include breakpoints, the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and NTI and Their Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and NTI and their affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for shareholder services. The Board also considered benefits to DIMA and NTI related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA and NTI related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Deutsche U.S. Bond Index Fund	47

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters. The Board also considered the attention and resources dedicated by DIMA to the oversight of the investment sub-advisor’s compliance program and compliance with the applicable fund policies and procedures.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreements is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements.

48	Deutsche U.S. Bond Index Fund

Account Management Resources

For More Information

The automated telephone system allows you to access personalized account information and obtain information on other Deutsche funds using either your voice or your telephone keypad. Certain account types within Classes A and S also have the ability to purchase, exchange or redeem shares using this system.

For more information, contact your financial advisor. You may also access our automated telephone system or speak with a Shareholder Service representative by calling:

(800) 728-3337

Web Site

deutschefunds.com

View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.

Obtain prospectuses and applications, blank forms, interactive worksheets, news about Deutsche funds, retirement planning information, and more.

Written Correspondence	Deutsche Asset Management PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	The fund’s policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on “proxy voting“ at the bottom of the page) — or on the SEC’s Web site — sec.gov. To obtain a written copy of the fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings	Following the fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC’s Web site at sec.gov, and it also may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling (800) SEC-0330. The fund’s portfolio holdings are also posted on deutschefunds.com from time to time. Please see the fund’s current prospectus for more information.
Principal Underwriter	If you have questions, comments or complaints, contact: Deutsche AM Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

Deutsche U.S. Bond Index Fund	49

Investment Management

Deutsche Investment Management Americas Inc. (“DIMA” or the “Advisor”), which is part of Deutsche Asset Management, is the investment advisor for the fund. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.

DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.

	Class A	Class S	Institutional Class
Nasdaq Symbol	BONDX	BONSX	BTUSX
CUSIP Number	25159R 304	25159R 403	25159R 502
Fund Number	648	2048	548

50	Deutsche U.S. Bond Index Fund

Privacy Statement

FACTS	What Does Deutsche Asset Management Do With Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share can include:

–    Social Security number

–    Account balances

–    Purchase and transaction history

–    Bank account information

–    Contact information such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons Deutsche Asset Management chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Deutsche Asset Management share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 728-3337 or e-mail us at service@db.com

Deutsche U.S. Bond Index Fund	51

Who we are
Who is providing this notice?	Deutsche AM Distributors, Inc; Deutsche Investment Management Americas Inc.; Deutsche AM Investor Services, Inc.; Deutsche AM Trust Company; the Deutsche Funds
What we do
How does Deutsche Asset Management protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Deutsche Asset Management collect my personal information?

We collect your personal information, for example, when you:

–    open an account

–    give us your contact information

–    provide bank account information for ACH or wire transactions

–    tell us where to send money

–    seek advice about your investments

Why can’t I limit all sharing?

Federal law gives you the right to limit only

–    sharing for affiliates’ everyday business purposes

–    information about your creditworthiness

–    affiliates from using your information to market to you

–    sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank (“DB”) name, such as DB AG Frankfurt.
Non-affiliates

Companies not related by common ownership or control. They can be financial and non-financial companies.

Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Deutsche Asset Management does not jointly market.

Rev. 05/2017

52	Deutsche U.S. Bond Index Fund

Notes

DBIF-3

(R-028294-6 8/17)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, Deutsche Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche U.S. Bond Index Fund, a series of Deutsche Institutional Funds

By:	/s/Brian E. Binder Brian E. Binder President

Date:	8/29/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	8/29/2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	8/29/2017